SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2018
Geographic Areas, Revenues from External Customers [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 15:-	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see note 1a for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2016, 2017 and 2018 and long-lived assets as of December 31, 2016, 2017 and 2018:

	Year ended December 31,
	2016	2017	2018
Revenues from sales to unaffiliated customers:

North America	$40,236	$39,498	$41,384
Europe	43,457	45,448	38,919
Africa	19,872	12,111	23,690
Asia-Pacific and Middle East	29,743	44,983	47,320
India	80,247	130,042	131,201
Latin America	80,086	59,951	61,360

	$293,641	$332,033	$343,874

Property and equipment, net, by geographic areas:

Israel	$23,162	$25,419	$28,494

Others	4,398	4,451	5,119

	$27,560	$29,870	$33,613

c.	Major customer data as a percentage of total revenues:

In 2018, the Company had revenues from a single customer that accounted for approximately 21.1% and from a customer that represents group of affiliated companies equaling 19.6% of total revenues. In 2017, the Company had revenues from a single customer that accounted for approximately 27.3% and from a customer that represents group of affiliated companies equaling 12.3% of total revenues. In 2016, the Company had revenue from a single customer that accounted for approximately 16.6% of total revenues.